Form N-1A Supplement	Oct. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated October 31, 2025 to the Prospectus and Summary Prospectus, each dated May 1, 2025, as may be revised or supplemented from time to time, for the following fund:
Loomis Sayles International Growth Fund
(the “Fund”)
Effective immediately, the first paragraph in the sub‑section “Principal Investment Strategies” within both the “Investments, Risks and Performance” section of the Fund Summary and the “More About Goals and Strategies” section of the Fund Prospectus is amended and restated as follows:
Under normal circumstances, the Fund will invest primarily in equity securities, including common stocks and depositary receipts. The Fund will primarily invest in securities of companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non‑U.S. exchanges or companies that have been formed under the laws of non‑U.S. countries. The Fund will invest in securities that provide exposure to no fewer than three countries outside the U.S. including companies located in emerging markets. Notwithstanding the foregoing, the Adviser uses a proprietary definition to determine whether a security is classified as U.S. or non‑U.S. In determining the location of an issuer for these purposes, or where the issuer’s principal activities are based, the Adviser will consider a variety of factors (collectively designed to assess whether an issuer is economically tied to a particular country or region), including but not limited to: the markets in which the issuer’s securities are primarily traded; the location of the issuer’s headquarters, principal offices, or operations; the country where the issuer is organized; the percentage of the issuer’s revenues or profits derived from goods produced or sold, investments made, or services performed in the relevant country; and information provided by third-party data analytics service providers. No single factor will necessarily be determinative, nor must all factors be present for the Adviser to assess an issuer’s location. The Adviser may assign different weights to these factors based on different geographic policies, countries, or products. The Fund considers a security to be an emerging market security if its country, as determined through the proprietary process described above, is included in the MSCI Emerging & Frontier Markets Index.
Supplement dated October 31, 2025 to the Prospectus and Summary Prospectus, each dated February 1, 2025, as may be revised or supplemented from time to time, for the following fund:
Loomis Sayles Growth Fund
(the “Fund”)
Effective immediately, the fourth paragraph in the sub‑section “Principal Investment Strategies” within both the “Investments, Risks and Performance” section of the Fund Summary and the “More About Goals and Strategies” section of the Fund Prospectus is amended and restated as follows:
The Fund may also invest up to 20% of its assets in foreign securities, including depositary receipts and emerging market securities. Although certain equity securities purchased by the Fund may be issued by domestic companies incorporated outside of the United States, the Adviser uses a proprietary definition to determine whether a security is classified as U.S. or non‑U.S. In determining the location of an issuer for these purposes, or where the issuer’s principal activities are based, the Adviser will consider a variety of factors (collectively designed to assess whether an issuer is economically tied to a particular country or region), including but not limited to: the markets in which the issuer’s securities are primarily traded; the location of the issuer’s headquarters, principal offices, or operations; the country where the issuer is organized; the percentage of the issuer’s revenues or profits derived from goods produced or sold, investments made, or services performed in the relevant country; and information provided by third-party data analytics service providers. No single factor will necessarily be determinative, nor must all factors be present for the Adviser to assess an issuer’s location. The Adviser may assign different weights to these factors based on different geographic policies, countries, or products. The Fund considers a security to be an emerging market security if its country, as determined through the proprietary process described above, is included in the MSCI Emerging & Frontier Markets Index. The Fund may also invest in affiliated and unaffiliated mutual funds and exchange-traded funds, to the extent permitted by the Investment Company Act of 1940. The Fund may also engage in foreign currency transactions (including foreign currency forwards and foreign currency futures) for hedging purposes, invest in options for hedging and investment purposes and invest in interests in real estate investment trusts (“REITs”), and securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”) and other privately placed investments such as private equity investments. Except as provided above or as required by applicable law, the Fund is not limited in the percentage of its assets that it may invest in these instruments.

Loomis Sayles Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated October 31, 2025 to the Prospectus and Summary Prospectus, each dated February 1, 2025, as may be revised or supplemented from time to time, for the following fund:
Loomis Sayles Growth Fund
(the “Fund”)
Effective immediately, the fourth paragraph in the sub‑section “Principal Investment Strategies” within both the “Investments, Risks and Performance” section of the Fund Summary and the “More About Goals and Strategies” section of the Fund Prospectus is amended and restated as follows:
The Fund may also invest up to 20% of its assets in foreign securities, including depositary receipts and emerging market securities. Although certain equity securities purchased by the Fund may be issued by domestic companies incorporated outside of the United States, the Adviser uses a proprietary definition to determine whether a security is classified as U.S. or non‑U.S. In determining the location of an issuer for these purposes, or where the issuer’s principal activities are based, the Adviser will consider a variety of factors (collectively designed to assess whether an issuer is economically tied to a particular country or region), including but not limited to: the markets in which the issuer’s securities are primarily traded; the location of the issuer’s headquarters, principal offices, or operations; the country where the issuer is organized; the percentage of the issuer’s revenues or profits derived from goods produced or sold, investments made, or services performed in the relevant country; and information provided by third-party data analytics service providers. No single factor will necessarily be determinative, nor must all factors be present for the Adviser to assess an issuer’s location. The Adviser may assign different weights to these factors based on different geographic policies, countries, or products. The Fund considers a security to be an emerging market security if its country, as determined through the proprietary process described above, is included in the MSCI Emerging & Frontier Markets Index. The Fund may also invest in affiliated and unaffiliated mutual funds and exchange-traded funds, to the extent permitted by the Investment Company Act of 1940. The Fund may also engage in foreign currency transactions (including foreign currency forwards and foreign currency futures) for hedging purposes, invest in options for hedging and investment purposes and invest in interests in real estate investment trusts (“REITs”), and securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”) and other privately placed investments such as private equity investments. Except as provided above or as required by applicable law, the Fund is not limited in the percentage of its assets that it may invest in these instruments.

Loomis Sayles International Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated October 31, 2025 to the Prospectus and Summary Prospectus, each dated May 1, 2025, as may be revised or supplemented from time to time, for the following fund:
Loomis Sayles International Growth Fund
(the “Fund”)
Effective immediately, the first paragraph in the sub‑section “Principal Investment Strategies” within both the “Investments, Risks and Performance” section of the Fund Summary and the “More About Goals and Strategies” section of the Fund Prospectus is amended and restated as follows:
Under normal circumstances, the Fund will invest primarily in equity securities, including common stocks and depositary receipts. The Fund will primarily invest in securities of companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non‑U.S. exchanges or companies that have been formed under the laws of non‑U.S. countries. The Fund will invest in securities that provide exposure to no fewer than three countries outside the U.S. including companies located in emerging markets. Notwithstanding the foregoing, the Adviser uses a proprietary definition to determine whether a security is classified as U.S. or non‑U.S. In determining the location of an issuer for these purposes, or where the issuer’s principal activities are based, the Adviser will consider a variety of factors (collectively designed to assess whether an issuer is economically tied to a particular country or region), including but not limited to: the markets in which the issuer’s securities are primarily traded; the location of the issuer’s headquarters, principal offices, or operations; the country where the issuer is organized; the percentage of the issuer’s revenues or profits derived from goods produced or sold, investments made, or services performed in the relevant country; and information provided by third-party data analytics service providers. No single factor will necessarily be determinative, nor must all factors be present for the Adviser to assess an issuer’s location. The Adviser may assign different weights to these factors based on different geographic policies, countries, or products. The Fund considers a security to be an emerging market security if its country, as determined through the proprietary process described above, is included in the MSCI Emerging & Frontier Markets Index.